Leases - Schedule Of Supplemental Cash Flow information Related To Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	¥ 22,122	¥ 39,073
Right-of-use assets obtained in exchange for lease obligations:	¥ 5,650	¥ 20,449